EQUITY (Details) $ / shares in Units, $ in Thousands, $ in Millions									3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2025 shares	Dec. 09, 2024 USD ($) shares	Aug. 09, 2024 shares	Jul. 18, 2024 USD ($)	Apr. 12, 2024 CAD ($) $ / shares shares	May 19, 2023	May 10, 2022	Nov. 12, 2020 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Mar. 31, 2025 shares	Mar. 31, 2024 shares	May 26, 2023 shares	May 16, 2022 shares	Dec. 31, 2021 shares	Nov. 12, 2020 $ / shares shares
Class of Stock [Line Items]
Distributions | $									$ 30,444	$ 8,980	$ 39,881	$ 45,678
Galaxy Digital Holdings, LP
Class of Stock [Line Items]
Gain / (loss) recognized in warrants | $													$ 0	$ 0	$ 20,322
Units redeemed amount | $															7,961
Distributions | $													$ 55,258	$ 22,405	$ 184,275
Class A Unit Capital | Capital Units
Class of Stock [Line Items]
Issuance of class A units, net of issuance cost (in shares)									5,047,802	16,734,725	5,533,779	16,989,112
Cancellation of class A units (in shares)									2,147,667	1,321,296	2,208,707	1,329,530
Units outstanding (in shares)									0	125,040,271	0	125,040,271	127,577,780	109,299,332		128,002,717	109,545,485
Units exchanged (in shares)										81,357		81,357
Distributions | $									$ 11,445	$ 3,273	$ 15,017	$ 15,969
Class A Unit Capital | Galaxy Digital Holdings, LP
Class of Stock [Line Items]
Issuance of class A units, net of issuance cost (in shares)													20,110,850	8,709,592	14,131,494
Equity consideration | $		$ 8,300		$ 3,500
Number of shares issued in acquisitions (in shares)	76,573	427,723	359,919
Units outstanding (in shares)													127,577,780	109,299,332	104,811,539			10,056,193	10,596,720
Percentage of public float						10.00%	10.00%
Number of shares repurchased (in shares)													0	1,248,900	10,596,720
Shares repurchased cost | $														$ 4,300	$ 53,300
Class A Unit Capital | Galaxy Digital Holdings, LP | Capital Units
Class of Stock [Line Items]
Issuance of class A units, net of issuance cost (in shares)													20,029,493	8,679,471	4,075,585
Cancellation of class A units (in shares)													1,832,402	4,221,799	10,870,449
Units outstanding (in shares)													127,577,780	109,299,332	104,811,539					101,550,494
Units exchanged (in shares)													81,357	30,121	10,055,909
Distributions | $													$ 19,526	$ 7,301	$ 58,827
Class A Unit Capital | Private Placement | Galaxy Digital Holdings, LP
Class of Stock [Line Items]
Gross proceeds | $								$ 50,000
Number of shares issued in transaction (in shares)								19,070,000
Number of warrant issued in transaction (in shares)																					4,767,500
Exercise price (in dollars per share) | $ / shares																					$ 8.25
Class A Unit Capital | Underwriters | Galaxy Digital Holdings, LP
Class of Stock [Line Items]
Gross proceeds | $					$ 169.4
Issuance of class A units, net of issuance cost (in shares)					12,100,000
Share price (in dollars per share) | $ / shares					$ 14.00
Class B Unit Capital | Capital Units
Class of Stock [Line Items]
Units outstanding (in shares)									0	215,847,000	0	215,847,000	215,862,343	215,928,474		215,862,343	215,928,474
Units exchanged (in shares)										(81,357)		(81,357)
Distributions | $									$ 18,999	$ 5,707	$ 24,864	$ 29,709
Class B Unit Capital | Galaxy Digital Holdings, LP
Class of Stock [Line Items]
Units outstanding (in shares)													215,862,343	215,928,474	215,943,369
Units exchanged (in shares)													81,357	30,121	10,055,909
Units redeemed (in shares)													0	0	2,671,350
Units redeemed amount | $															$ 8,000
Class B Unit Capital | Galaxy Digital Holdings, LP | Capital Units
Class of Stock [Line Items]
Units outstanding (in shares)													215,862,343	215,928,474	215,943,369					228,110,373
Units exchanged (in shares)													81,357	30,121	10,055,909
Units redeemed (in shares)															2,671,350
Units redeemed amount | $															$ 7,961
Distributions | $													$ 35,732	$ 15,104	$ 125,448